Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable and Allowance for Credit Losses

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	231,742	176,261	25,205
Less: allowance for credit losses	(5,682)	(132,971)	(19,015)
Accounts receivable, net	226,060	43,290	6,190

Schedule of Analysis of the Allowance for Credit Losses

An analysis of the allowance for credit losses is as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Balance, beginning of year	3,546	5,097	5,682	813
Additions	1,530	584	127,290	18,202
Exchange difference	21	1	(1)	-
Balance, end of year	5,097	5,682	132,971	19,015